Segment Information (Details Narrative) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Segment Information
Interest margin and similar income and expenses	R$ 64,135	R$ 72,418
Net gains (loss) on investment securities and derivatives	29,145	13,325
Results from foreign exchange operation	4,432	1,280
Depreciation and amortization expenses	6,529	R$ 5,750
Interest and similar income and expenses	59,948
Net gains (loss) on investment securities and derivatives	16,678
Results from foreign exchange operation	1,417
Depreciation and amortization expenses	R$ 5,548